Christopher Werner, Chief Executive Officer

C3 Bullion, Inc.

875 N. Michigan Avenue, Suite 3100

Chicago, IL 60611

920-207-0100

January 9, 2025

VIA EDGAR DELIVERY

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

DIVISION OF CORPORATION FINANCE

Division of Corporation Finance Office of Trade & Services

WASHINGTON, D.C. 20549

Attn: Kate Beukenkamp at 202-551-3861

cc: Mara Ransom at 202-551-3264

Re:C3 Bullion, Inc.- Amendment No. 9 to Offering Statement on Form 1-A, Filed December 26, 2024, File No. 024-12367

Dear Ms. Beukenkamp:

We have reviewed your comments covering our amended offering statement filed as Amendment No. 9 and hereby provide the following responses, modifications and edits, to you for review:

1.Amendment No. 9 to Offering Statement Form 1-A filed December 26, 2024 Management's Discussion and Analysis, page 20

We note your response to prior comment 2 and reissue in part. Please revise your disclosure under "Operating Results" and "Liquidity and Capital Resources," respectively, to provide a brief narrative discussion addressing the reasons for the change in revenues for the nine-month period ending September 30, 2024.

We have included a brief narrative on the reason for change in revenue at “Revenue Trends”, page 45, “Operating Revenues” at page 46 and “Revenue Recognition” at page 48, in response to this comment.

2.Use of Proceeds, page 33

We note your response to prior comment 1 and reissue. Specifically, your disclosure here continues to reflect that you expect to receive "net proceeds" from the offering of approximately $3,680,000 "after deducting estimated maximum offering compensation for tZERO Securities, LLC and its affiliates." However, your response references an amount of $36,800,000 [sic] representing "gross proceeds" after deducting tZERO Securities fees and commissions. Further, your cover page continues to disclose proceeds to issuer of "$37,200,000" on a "Total Maximum" offering of $40,000,000. We note your disclosure in footnote 2 on the cover page and here regarding certain other fees not considered traditional brokerage commissions, and that deducting these fees results in $37,200,000 in "Proceeds to issuer" or $1,000,000 in fees in addition to the $1,800,000 disclosed in the cover page table. However, it is not clear how you arrived at an amount of $37,200,000 on the cover page, while your disclosure here reflects $3,680,000 and your response appears to suggest you anticipate up to $36,800,000 in net proceeds. Please revise your disclosure throughout the offering statement for consistency and clarity with attention to detail regarding the (i) specific dollar amounts you expect to deduct as underwriter discounts and commissions, (ii) net proceeds you anticipate receiving, and (iii) terms and language used (i.e., "net" versus "gross" proceeds).

The Company has revised its disclosure throughout the offering statement for consistency and clarity with attention to detail regarding the (i) specific dollar amounts you expect to deduct as underwriter discounts and commissions, (ii) net proceeds you anticipate receiving, and (iii) terms and language used (i.e., "net" versus "gross" proceeds). Revisions are found throughout the “Use of Proceeds” section beginning at page 33.

January 9, 2025

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Please contact Jim Simmons at 401-952-5858 or my office at 920-207-0100 with further questions and what additional comments you have.

Sincerely,

/s/ Christopher Werner

Christoper Werner, Chairman and CEO

cc: James R. Simmons (jsimmons@simmonsltd.com)

Dated: January 9, 2025